Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Jan. 31, 2022	Jul. 31, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Prepayment for advertising service fee	[1]	$ 600,000	$ 600,000
Prepaid service fees			20,000
Prepaid insurance service fee		20,137	58,150
Advance to vendors		10,000	10,000
Others		125,977	301
Total		$ 756,114	$ 688,451

[1]	Prepayment for advertising services represent the advance payments made by the Company to a third-party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.